Loss Per Share	3 Months Ended
Mar. 31, 2026
Loss Per Share [Abstract]
Loss Per Share

Note 16 — Loss Per Share

The Company computes loss per share in accordance with ASC 260-10-45 “Earnings per Share,” which requires presentation of both basic and diluted loss per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of outstanding shares of common stock during the period. The EM LLC convertible preferred units did not participate in the earning (or losses) of the Company. Further, the conversion of the convertible preferred units prior to the Business Combination was contingent on the execution of the event, and therefore the potential common shares were not included in the calculation of outstanding shares prior to conversion.

The EM Share Obligations (see Note 10 — Derivative Liabilities) prior to the Closing Date were contingently issuable common shares; however, the contingency was subject to the execution of the Business Combination. Therefore, prior to the Closing Date, the EM Share Obligations were not included in the calculation of outstanding shares of common stock.

Upon the Closing Date, certain EM Share Obligations converted into the Company’s common stock (see Note 3 — Reverse Recapitalization) and are included in outstanding shares thereafter. Other instruments included in outstanding shares after the Closing Date are the 24,902,106 contingently issuable shares of common stock recorded in equity-classified CPU share allocation and 2,898,499 contingently issuable shares of common stock related to noncontrolling interest (see Note 13 — Equity). These instruments are only contingent upon the passage of time, beginning on the Closing Date.

Diluted loss per share gives effect to all dilutive potential shares of common stock outstanding during the period. Dilutive loss per share excludes all potential shares of common stock if their effect is anti-dilutive. For the three months ended March 31, 2026 and three months ended March 31, 2025, there were no additional potential shares of common stock to consider within diluted loss per share, as the contingencies discussed above in basic loss per share also preclude consideration of these instruments in diluted loss per share. Therefore, basic and diluted loss per share are equivalent for the periods presented.

The basic and diluted net loss per share are as follows:

	Three Months Ended March 31,
in thousands, except share data	2026	2025
Net (loss) income attributable to common stock	$(440,314)	$(17,996)
Weighted average shares outstanding – basic and diluted	611,903,892	454,712,290
Net loss per share – basic and diluted	$(0.72)	$(0.04)